SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital [text block]
15. Share capital
At December 31, 2017, the Company had unlimited authorized common shares and 578.6 million common shares outstanding.

(a) No par value common shares issued
Number of shares
(in millions of U.S. dollars, except where noted)	(000s)	$
No par value common shares issued
Balance at December 31, 2015	509,469	2,841.0
Exercise of options and vested performance share units	3,827	16.3
Issuance of shares under First Nations agreements and land purchases	329	1.3
Acquisition of Bayfield Ventures Corp.	84	0.4
Balance at December 31, 2016	513,709	2,859.0
Issuance of common shares on equity offering(1)	61,740	166.6
Issuance of common shares under First Nations agreements	2,767	9.5
Exercise of options and vested performance share units (i)	420	1.4
Balance at December 31, 2017	578,636	3,036.5
1.
On March 10, 2017, the Company closed a bought deal financing and related agreements and issued 61.7 million common shares at a price of $2.80 per share. Proceeds of $172.9 million are included within equity net of equity issuance costs of $8.2 million and the associated deferred tax recovery of $1.9 million.

(b) Share-based payment expenses
The following table summarizes share-based payment expenses:

	Year ended December 31
(in millions of U.S. dollars)	2017	2016
Share-based payment expenses
Stock option expense (i)	2.6	3.6
Performance share unit expense (ii)	1.4	3.5
Restricted share unit expense(1)(iii)	1.2	2.7
Deferred share unit expense (iv)	1.0	0.7
Common shares issued under First Nations agreements(2)	2.1	-
Total share-based payment expenses	8.3	10.5
1.
For the year ended December 31, 2017, $1.1 million (2016 - $2.2 million) of restricted share unit expense and $2.1 million (2016 – nil) of common shares issued under First Nations agreements expense was recognized in operating expenses.

2.
For the years ended December 31, 2017 and 2016, common shares issued under First Nations agreements prior to the commencement of commercial production at Rainy River have been capitalized to mining interests.

(i) Stock options
Under the Company’s Stock Option Plan (the “Plan”), the maximum number of shares reserved for exercise of all options granted by the Company under the Plan and for all other security-based compensation arrangements, other than the performance share units, must not exceed 3.5% of the Company’s shares issued and outstanding at the time the options are granted. The exercise price of certain options granted under the Plan is the five-day volume weighted average share price preceding the grant date. Other options have the exercise price equal to the share price on the date of issuance. Options granted under the Plan expire no later than the fifth or seventh anniversary of the date the options were granted and vesting provisions for issued options are determined at the discretion of the Board. Options granted under the Plan are settled for equity. The Company has incorporated an estimated forfeiture rate for stock options that will not vest.

The following table presents changes in the Plan:

	Number of options	Weighted average exercise price
	(000s)	C$/share
Changes to the plan
Balance at December 31, 2015	16,998	5.76
Granted	2,676	4.42
Exercised	(3,626)	3.49
Forfeited	(1,014)	8.16
Expired	(179)	10.74
Balance at December 31, 2016	14,855	5.84
Granted	1,957	3.88
Exercised	(235)	3.31
Forfeited	(985)	5.01
Expired	(2,505)	8.87
Balance at December 31, 2017	13,087	5.08

The weighted average fair value of the stock options granted during the year ended December 31, 2017 was C$1.69 (2016 – C$1.67). Options were priced using a Black-Scholes option-pricing model. Expected volatility is measured as the annualized standard deviation of stock price returns, based on historical movements of the Company’s share price. The grant date fair value will be amortized as part of compensation expense over the vesting period.

The Company had the following weighted average assumptions in the Black-Scholes option-pricing model:

	Year ended December 31
	2017	2016
Grant price	C$3.88	C$4.44
Expected dividend yield	-	-
Expected volatility	54.2%	49.8%
Risk-free interest rate	1.57%	1.37%
Expected life of options	4.4 years	3.7 years
Fair value	C$1.69	C$1.67

At December 31, 2017 the Company had 8.7 million stock options that were exercisable with a weighted average exercise price of C$5.65 (2016 – 8.7 million with a weighted average exercise price of C$6.99). For the year ended December 31, 2017, the weighted average share price on the date of exercise was C$4.16 (2016 – C$5.47). The options vest one third per year over a three-year period beginning on the first anniversary of the grant date.

The following table summarizes information about the stock options outstanding as at December 31, 2017:

	Options outstanding			Options exercisable
	Weighted avg. remaining contractual life	Number of options outstanding	Weighted avg. exercise price	Weighted avg. remaining contractual life	Number of options outstanding	Weighted avg. exercise price
Exercise price C$	(years)	(000s)	C$	(years)	(000s)	C$
3.00 - 3.99	3.5	4,925.4	3.55	2.7	2,023.0	3.35
4.00 - 4.99	2.8	3,985.3	4.52	2.3	2,695.2	4.64
5.00 - 5.99	2.5	622.0	5.64	1.9	392.5	5.60
6.00 - 6.99	1.1	1,269.0	6.34	1.1	1,269.0	6.34
7.00 - 7.99	0.1	1,443.8	7.65	0.1	1,443.8	7.65
10.00 - 10.99	0.1	842.0	10.02	0.1	842.0	10.02
Total options	2.4	13,087.5	5.08	1.6	8,665.5	5.65

(ii) Performance share units
Performance share units (“PSUs”) are issued under the Company’s Long-Term Incentive Plan (“LTIP”). PSUs vest on the entitlement date, as determined by the Board in its discretion, which will not be later than December 31 of the year that is three years after the year of service to which the award relates (the “Entitlement Date” with respect to a PSU). In addition, at the time PSUs are granted, the Board makes the payment of such PSU subject to performance conditions or measures to be achieved by the Company, the Participant or a class of Participants, before the relevant Entitlement Date.

For all PSUs granted to date, the number of shares to be issued or the amount of cash to be paid on the Entitlement Date of PSUs will vary based on “Achieved Performance”.  The Achieved Performance is a percentage from 50% to 150% that is multiplied by the number of PSUs granted to determine the number of shares to be issued and/or the amount of cash to be paid on the Entitlement Date.  Achieved Performance is calculated based on the difference (the “TSR Difference”) between New Gold’s total shareholder return (“TSR”) and the TSR of the S&P/TSX Global Gold Index (the “Index”) (i.e. New Gold’s TSR minus Index TSR) for each of four Measurement Periods (described below).  The Measurement Periods are as follows: (i) the first calendar year after the year of service to which the award relates; (ii) the second calendar year after the year of service to which the award relates; (iii) the period beginning at the start of the third calendar year after the year of service to which the award relates, but ending on a date before the relevant Entitlement Date (in order to allow sufficient time to calculate the Achieved Performance and, consequently, the number shares to be issued and/or cash to be paid on the Entitlement Date); and (iv) the period beginning on the first day of the first Measurement Period and ending on the last day of the third Measurement Period. The four Measurement Periods are equally weighted in determining the Achieved Performance for a particular PSU grant.

If New Gold’s TSR exceeds the TSR of the Index in a Measurement Period (i.e., the TSR Difference is greater than zero), the Achieved Performance for that period will be over 100%.  Similarly, if New Gold’s TSR is less than the TSR of the Index in a Measurement Period (i.e., the TSR Difference is less than zero), the Achieved Performance for that period will be less than 100%.  For the PSUs, the minimum Achieved Performance for any Measurement Period is 50% and the maximum is 150%.  To achieve the maximum Achieved Performance for a Measurement Period, the TSR Difference must be at least 20% (i.e., New Gold’s TSR minus the Index TSR ≥ 20%).

On the Entitlement Date, a PSU may be settled: (i) in cash equal to the five-day volume weighted average price of the Company’s common shares on the TSX multiplied by the number of PSUs and the Achieved Performance; or (ii) by the issuance of the equivalent number of common shares of New Gold as the number of PSUs multiplied by the Achieved Performance, or (iii) a combination of both. The Board may, in its discretion, grant PSUs that can only be satisfied by the issuance of common shares from treasury or by a cash payment or by a combination thereof.

The table below presents changes to the number of PSUs outstanding under the LTIP. The LTIP includes PSUs and restricted share units (“RSUs”).

(iii) Restricted share units
RSUs are granted under the LTIP. Each RSU allows the recipient, subject to certain plan restrictions, to receive cash on the vesting date equal to the volume weighted average trading price of the Company’s common shares on the TSX for the five trading days prior to the vesting date. RSUs vest in three equal annual instalments commencing no later than 12 months from the end of the year for which the performance is being rewarded. As the Company is required to settle RSUs in cash, it will record an accrued liability and record a corresponding compensation expense. The RSU is a financial instrument that will be fair valued at each reporting date based on the five-day volume weighted average price of the Company’s common shares. The changes in fair value will be included in the compensation expense for that period. It is expected that the liability will be included in the determination of net earnings over the next 1.7 years (2016 – 1.7 years). The table below presents changes to the number of RSUs outstanding under the LTIP.

(iv) Deferred share units
In 2010, the Company established a deferred share unit (“DSU”) plan for the purposes of strengthening the alignment of interests between eligible directors of the Company and shareholders by linking a portion of the annual director compensation to the future value of the Company’s common shares.

A director is only entitled to payment in respect of the DSUs granted to him or her when the director ceases to be a director of the Company for any reason. On termination, the Company is required to redeem each DSU held by the director for payment in cash, being the product of: (i) the number of DSUs held by the director on ceasing to be a director and (ii) the greater of either (a) the weighted average trading price or (b) the average of daily high and low board lot trading prices of the Company’s common shares on the TSX for the five consecutive trading days immediately prior to the date of termination.

As the Company is currently required to settle this award in cash, it will record an accrued liability and a corresponding compensation expense. DSUs are financial instruments that will be fair valued at each reporting date based on the Company’s share price. The table below presents changes to the LTIP and DSU plan:

(in thousands of units)	PSU ( # of units)	RSU ( # of units)	DSU ( # of units)
Changes to the LTIP and DSU plan
Balance at December 31, 2015	3,775	3,451	375
Granted	849	1,577	98
Settled/Exercised	(542)	(1,315)	(50)
Forfeited	(394)	(369)	-
Balance at December 31, 2016	3,688	3,344	423
Granted	625	1,134	283
Settled/Exercised	(635)	(1,281)	-
Forfeited	(914)	(669)	-
Balance at December 31, 2017	2,764	2,528	706

(c) Loss per share
The following table sets out the calculation of diluted earnings per share:

	Year ended December 31
(in millions of U.S. dollars, except where noted)	2017	2016
Calculation of diluted EARNINGS per share
Loss from continuing operations	(101.7)	(8.6)
Net loss	(108.0)	(7.0)
Basic weighted average number of shares outstanding (in millions)	564.7	511.8
Dilution of securities:
Stock options	-	-
Diluted weighted average number of shares outstanding (in millions)	564.7	511.8
Loss from continuing operations per share:
Basic	(0.18)	(0.02)
Diluted	(0.18)	(0.02)
Net loss per share:
Basic	(0.19)	(0.01)
Diluted	(0.19)	(0.01)

The following table lists the equity securities excluded from the calculation of diluted loss per share. Such equity securities were excluded as their respective exercise prices exceeded the average market price of the Company’s common shares of C$4.22 for the year ended December 31, 2017 (2016 – C$5.26).

Year ended December 31
(in millions of units)	2017	2016
Equity securities excluded from the calculation of diluted earnings per share
Stock options	13.1	6.2
Warrants(1)	-	27.9
1.	On June 28, 2017, New Gold’s share purchase warrants expired, unexercised.